Income Taxes (Details Nerrative) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Income Taxes Details Nerrative
net increase in the valuation allowance	$ 1,372,511	$ 1,482,268
Research and development credit carry forward	$ 256,417	$ 206,715